Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net income for the period	$ 262.8	$ 167.8	$ 80.8
ADJUSTMENT TO NET INCOME FOR ITEMS NOT AFFECTING CASH
Depreciation	196.5	194.5	161.9
Amortization of government grants	(3.3)	(3.1)
Amortization	146.2	173.9	154.9
Amortization contribution from suppliers	(27.3)	(38.3)	(33.8)
Allowance (reversal) for inventory obsolescence	11.7	(23.9)	7.6
Provision for adjustment to market value, inventory, property plant and equipment and intangible	110.2	82.8	21.5
Allowance for doubtful accounts	4.1	11.4	7.4
Loss on fixed assets disposal	18.6	19.6	49.6
Deferred income tax and social contribution	(15.3)	(146.5)	136.2
Accrued interest	(29.0)	(13.1)	32.4
Interest on marketable securities	(23.6)	(52.5)	(7.6)
Equity in associates gains and losses	(1.2)	0.3	0.3
Share-based remuneration	0.5	1.4	2.3
Foreign exchange gain (loss), net	6.0	(12.7)	(31.3)
Residual value guarantee	(13.3)	27.5	0.3
Provision for penalties		58.6
Provision for voluntary redundancy scheme	6.4	28.2
Other	(4.3)	(1.1)	(2.7)
CHANGES IN ASSETS
Financial investments	(244.6)	(307.7)	(70.4)
Derivative financial instruments	(1.7)	(21.6)	0.4
Collateralized accounts receivable and accounts receivable	(82.9)	156.0	(100.5)
Customer and commercial financing	21.0	18.8	12.4
Inventories	404.9	(136.9)	137.2
Other assets	249.4	103.7	(208.9)
CHANGES IN LIABILITIES
Trade accounts payable	(127.3)	(93.8)	72.1
Non-recourse and recourse debt	(9.9)	(10.9)	(15.2)
Other payables	(19.6)	(30.3)	(71.1)
Contribution from suppliers	86.0	123.9	140.0
Advances from customers	65.2	(97.9)	136.1
Taxes and payroll charges payable	21.1	(153.1)	63.0
Financial guarantees	(40.7)	(87.6)	54.8
Other payables	(48.7)	51.1	24.1
Unearned income	(160.6)	(9.0)	108.7
NET CASH GENERATED (USED) BY OPERATING ACTIVITIES	757.3	(20.5)	862.5
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(237.7)	(392.5)	(341.5)
Proceeds from sale of property, plant and equipment	19.1	2.9	51.6
Additions to intangible assets	(470.5)	(505.0)	(427.6)
Investments in associates	(0.6)	(2.6)	(1.3)
Financial instruments held to maturity	(408.4)	(74.3)	(702.8)
Loans		(12.3)
Dividends received	0.1	0.1
Restricted cash reserved for construction of assets	1.0	4.1	4.2
NET CASH USED BY INVESTING ACTIVITIES	(1,097.0)	(979.6)	(1,417.4)
FINANCING ACTIVITIES
Proceeds from borrowings	972.9	576.2	1,696.9
Repayment of borrowings	(540.2)	(523.7)	(419.2)
Dividends and interest on own capital	(54.0)	(28.2)	(60.9)
Proceeds from stock options exercised	5.9	1.7	7.2
Acquisition of own shares	(15.0)	(17.1)
NET CASH GENERATED BY FINANCING ACTIVITIES	369.6	8.9	1,224.0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	29.9	(991.2)	669.1
Effects of exchange rate changes on cash and cash equivalents	(0.6)	67.2	(216.6)
Cash and cash equivalents at the beginning of the period	1,241.5	2,165.5	1,713.0
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 1,270.8	$ 1,241.5	$ 2,165.5